Subsequent event	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Subsequent event

NOTE 10. SUBSEQUENT EVENTS

Management of the Company evaluated events that have occurred after the balance sheet date through the date the financial statements were issued. Based upon the review, management did not identify any recognized or non-recognized subsequent events that would have required adjustment or disclosure in the financial statements.

NOTE 10. SUBSEQUENT EVENTS

Management of the Company evaluated events that have occurred after the balance sheet date through the date the financial statements were issued. Based upon the review, management did not identify any recognized or non-recognized subsequent events that would have required adjustment or disclosure in the financial statements.

Rubicon Technologies L L C [Member] | Rubicon [Member]
Subsequent event

Note 16—Subsequent events

On April 26, 2022, the Company amended its Revolving Line of Credit agreement. The amendment replaced the benchmark interest rate from LIBOR to SOFR.

On April 26, 2022, the Company amended the term loan agreement. The amendment modified the period of the $50.0 million qualified equity contribution requirement to the period after April 26, 2022 and on or before June 30, 2022.

The Company capitalized $2.0 million in deferred debt charges that will be expensed over the term of the term loan agreement.

Note 18—Subsequent events Subsequent events have been evaluated through April 8, 2022, the date these financial statements were available to be issued.